  As filed with the U.S. Securities and Exchange Commission on February 25, 2005
                                               Securities Act File No. 333-56881
                                        Investment Company Act File No. 811-8817

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

            Registration Statement Under The Securities Act Of 1933          [X]

                          Pre-Effective Amendment No.                        [ ]

                        Post-Effective Amendment No. 64                      [X]

                                     and/or

        Registration Statement Under The Investment Company Act Of 1940      [X]

                               Amendment No. 66                              [X]
                        (Check appropriate box or boxes)

                                ING EQUITY TRUST
                         (FORMERLY PILGRIM EQUITY TRUST)
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

           Ernest J. C'DeBaca., Esq.                  With copies to:
             ING Investments, LLC                  Margaret Bancroft, Esq.
        7337 E. Doubletree Ranch Road                     Dechert
             Scottsdale, AZ 85258                   30 Rockefeller Plaza
    (Name and Address of Agent for Service)       New York, New York 10112

                            ------------------------

 It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing             [ ] on (date),
    pursuant to paragraph (b)               pursuant to paragraph (b)

[ ] 60 days after filing                [ ] on (date), pursuant to
    pursuant to paragraph (a)(1)            paragraph (a)(1)

[ ] 75 days after filing                [ ] on (date), pursuant to
    pursuant to paragraph (a)(2)            paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                                EXPLANATORY NOTE

      This Post-Effective Amendment No. 64, to the Registration Statement (the "Amendment") on Form N-1A for ING Equity Trust (the "registrant") is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of filing agreements in relation to the Registrant's registration statement for ING MidCap Value Choice and ING SmallCap Value Choice Funds, Classes A, B and
C. Parts A and B of this Registration Statement are incorporated by reference to the definitive Prospectus and Statement of Additional Information filed on EDGAR on February 4, 2005 (SEC File No. 333-56881).

                                ING EQUITY TRUST

PART C: OTHER INFORMATION

ITEM 22. EXHIBITS

(a)   (1)   Amended and Restated Declaration of Trust for ING Equity Trust dated
            February 25, 2003 - Filed as an Exhibit to Post-Effective Amendment
            No. 43 to the Registrant's Registration Statement on Form N-1A on
            September 30, 2003 and incorporated herein by reference.

      (2) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated April 21, 2003 (ING Principal Protection Fund VIII) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (3) Certificate of Amendment of Declaration of Trust and Redesignation of Series, dated June 2, 2003 (Name change for ING Research Enhanced Index Fund) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (4) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated November 1, 2003 (ING Principal Protection Fund IX) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (5) Certificate of Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated January 20, 2004 (ING Principal Protection Fund X) - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.

      (6) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, effective November 11, 2003 (ING LargeCap Value Fund) - Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A on January 27, 2004 and incorporated herein by reference.

      (7) Amended Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, effective November 11, 2003 (ING Principal Protection Fund VIII and ING Disciplined LargeCap Fund) - Filed as an Exhibit to Post-Effective

            Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.

      (8) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, effective February 25, 2004 (ING Principal Protection Fund XI) - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on May 7, 2004 and incorporated herein by reference.

      (9) Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 15, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A on June 14, 2004 and incorporated herein by reference.

      (10) Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective August 25, 2003 (ING Principal Protection Fund VII - abolition of Class Q shares) - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (11) Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective September 2, 2003 (ING Principal Protection Fund V - abolition of Class Q shares) - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (12) Abolition of Series of Shares of Beneficial Interest dated October 16, 2003 (abolishment of ING Large Company Value Fund) - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (13) Abolition of Series of Shares of Beneficial Interest dated April 17, 2004 (abolishment of ING Growth Opportunities Fund) -- Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (14) Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share dated September 2, 2004 (ING Principal Protection Fund XII) - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (15) Plan of Liquidation and Dissolution of Series (ING Tax Efficient Equity Fund) dated September 3, 2004 - Filed as an exhibit to Post Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A on November 12, 2004 and incorporated herein by reference.

      (16) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, effective January 31, 2005 (ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A on January 25, 2005 and incorporated herein by reference.

      (17) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, effective January 17, 2005 (ING Principal Protection Fund XIII) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A on January 25, 2005 and incorporated herein by reference.

      (18) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, effective February 1, 2005 (ING Principal Protection Fund XIV) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A on January 25, 2005 and incorporated herein by reference.

(b)   (1)   Bylaws - Filed as an Exhibit to the Registrant's initial Form N-1A
            Registration Statement on June 15, 1998 and incorporated herein by reference.

      (2) Form of Amendment to bylaws - Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A on March 1, 2001 and incorporated herein by reference.

(c)   Not applicable.

(d)   (1)   Second Amended and Restated Investment Management Agreement, dated
            February 1, 2005, between ING Investments, LLC and ING Equity Trust
            - Filed as an Exhibit to Post-Effective Amendment No. 63 to the
            Registrant's Registration Statement on Form N-1A on January 25, 2005 and incorporated herein by reference.

      (2) Investment Management Agreement, dated May 9, 2001, with Pilgrim Equity Trust and ING Pilgrim Investments (ING Principal Protection Funds) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the

            Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) Amended and Restated Schedule A with respect to the Investment Management Agreement between ING Equity Trust and ING Investments, LLC (ING Principal Protection Fund
                        - ING Principal Protection Fund XIV) dated September 3, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (3) Investment Management Agreement, dated September 23, 2002, between ING Investments, LLC and ING Equity Trust (LargeCap Growth, Convertible and Equity and Bond Funds) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) Amended and Restated Schedule A with respect to the Investment Management Agreement between ING Investments, LLC and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement Filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (4) Investment Management Agreement, dated September 23, 2002, between ING Investments, LLC and ING Equity Trust (Financial Services Fund)
            - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) Amended and Restated Schedule A with respect to the Investment Management Agreement between ING Investments, LLC and ING Equity Trust (ING Financial Services Fund) - Filed as an exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (5) Investment Management Agreement, dated September 23, 2002, between ING Investments, LLC and ING Equity Trust (Tax Efficient Equity
            Fund) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) Amended and Restated Schedule A with respect to the Investment Management Agreement between ING Investments, LLC and ING Equity Trust (ING Tax Efficient Equity Fund)
                        - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (6) Sub-Advisory Agreement, dated May 9, 2001, between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Funds) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) First Amendment to the Sub-Advisory Agreement, effective July 1, 2003, between ING Investments, LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (ii) Second Amendment to the Sub-Advisory Agreement, effective September 1, 2003, between ING Investments, LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (iii) Amended and Restated Schedule A with respect to the
                        Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Fund through ING Principal Protection Fund
                        XIV) - Filed as an exhibit to Post Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A on December 1, 2004 and incorporated herein by reference.

      (7) Sub-Advisory Agreement, dated January 30, 2002, between ING Pilgrim Investments, LLC and Brandes Investment Partners, L.P. (ING LargeCap Value, ING MidCap Value and ING SmallCap Value Funds) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) First Amendment to Sub-Advisory Agreement, effective July 1, 2003, between ING Investments, LLC and Brandes

                        Investment Partners, L.P. - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (ii) Second Amendment to Sub-Advisory Agreement, effective September 1, 2003, between ING Investments, LLC and Brandes Investment Partners, L.P. - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (iii) Amended and Restated Schedule A with respect to the
                        Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Brandes Investment Partners, L.P. - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

                  (iv) Amended and Restated Schedule B with respect to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Brandes Investment Partners, L.P. - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (8) Sub-Advisory Agreement, dated September 23, 2002, between ING Investments, LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) First Amendment to Sub-Advisory Agreement between ING Investment, LLC and Aeltus Investment Management, Inc., effective July 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (ii) Second Amendment to Sub-Advisory Agreement between ING Investment, LLC and Aeltus Investment Management, Inc., effective September 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (iii) Amended and Restated Schedule A with respect to the
                        Sub-Advisory Agreement between ING Pilgrim Investments, LLC and ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (9) Sub-Advisory Agreement, dated September 23, 2002, between ING Investments, LLC and Clarion CRA Securities, L.P. (ING Real Estate
            Fund) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) 1st Amendment to Sub-Adviser Agreement between ING Investment, LLC and Aeltus Investment Management, Inc., effective July 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (ii) 2nd Amendment to Sub-Advisory Agreement between ING Investment, LLC and Aeltus Investment Management, Inc., effective September 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (iii) Amended and Restated Schedule A with respect to the
                        Sub-Advisory Agreement between ING Pilgrim Investments, LLC and ING Clarion Real Estate Securities L.P. (formerly, Clarion CRA Securities, L.P.) - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (10) Sub-Advisory Agreement, dated June 2, 2003, between ING Investments, LLC and Wellington Management Company, LLP - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) First Amendment to Sub-Advisory Agreement, effective as of September 1, 2003, between ING Investments, LLC and Wellington Management Company, LLP - Filed as an Exhibit to Post-Effective Amendment No. 46 to the

                        Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (ii) Amended and Restated Schedule A with respect to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Wellington Management Company, LLP - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (11) Restated Expense Limitation Agreement, effective August 1, 2003, between ING Investments, LLC, ING Equity Trust and Clarion CRA Securities, L.P. (ING Real Estate Fund) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) Amended and Restated Schedule A with respect to the Restated Expense Limitation Agreement between ING Investments, LLC, ING Equity Trust and Clarion CRA Securities, L.P. - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (12) Restated Expense Limitation Agreement between ING Equity Trust, and ING Investments, LLC dated August 1, 2003. (ING Principal Protection Funds) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) Amended Schedule A with respect to the Restated Expense Limitation Agreement between ING Investments, LLC and ING Equity Trust (ING Principal Protection Funds XII -XIV) - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

                  (ii) Voluntary Fee Waiver dated June 24, 2003 in regards to ING Principal Protection Fund VII - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (13) Restated Expense Limitation Agreement between ING Equity Trust, and ING Investments, LLC dated August 1, 2003 - Filed as an Exhibit to Post-

            Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (14) Sub-Advisory Agreement between ING Investments, LLC and NWQ Investment Management, LLC dated February 1, 2005 - Filed herein.

      (15) Form of Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Equity Trust dated February 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A on January 25, 2005 and incorporated herein by reference.

(e)   (1)   Underwriting Agreement dated September 23, 2002 between ING Funds
            Distributor, Inc. and ING Equity Trust - Filed as an Exhibit to
            Post-Effective Amendment No. 46 to the Registrant's Registration
            Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) Amended and Restated Schedule A with respect to the Underwriting Agreement between ING Funds Distributor, LLC and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

                  (ii) Substitution Agreement with respect to the Underwriting Agreement between ING Funds Distributor, LLC and ING Equity Trust dated October 8, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (2) Underwriting Agreement dated September 23, 2002 between ING Funds Distributor, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) Amended Schedule A with respect to the Underwriting Agreement with ING Funds Distributor, LLC and ING Equity Trust (ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund) dated December 13, 2004 - Filed herein.

                  (ii) Substitution Agreement with respect to the Underwriting Agreement between ING Funds Distributor, LLC and ING Equity Trust dated October 8, 2002 - Filed as an Exhibit to

                        Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

(f)   Not applicable.

(g)   (1)   Custodian Service and Monitoring Agreement, dated April 30, 2003, between ING Equity Trust, MBIA Insurance Corporation and Bank of New
            York (ING Principal Protection Fund) - Filed as an Exhibit to
            Post-Effective Amendment No. 46 to the Registrant's Registration
            Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) Amended Schedule A to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA and Bank of New York Company, executed February 30, 2004 (ING Principal Protection Funds X and XI) - Filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A on October 28, 2004 and incorporated herein by reference.

                  (ii) Amended Schedule A to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA and Bank of New York Company, executed October 27, 2004 (ING Principal Protection Fund XII through ING Principal Protection Funds XIV) - Filed as an exhibit to Post Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A on December 1, 2004 and incorporated herein by reference.

                  (iii) Amendment to the Custodian Service and Monitoring
                        Agreement between ING Equity Trust, MBIA and State Street Bank and Trust Company, executed as of September 30, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (2) Custody Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A on January 27, 2004 and incorporated herein by reference.

                  (i) Amended Exhibit A with respect to the Custody Agreement between ING Equity Trust and The Bank of New York dated December 28, 2004 - Filed herein.

      (3) Foreign Custody Manager Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) Amended Exhibit A with respect to the Foreign Custody Manager Agreement between ING Equity Trust and The Bank of New York dated December 28, 2004 - Filed herein.

      (4) Securities Lending Agreement and Guaranty dated August 7, 2003 between each Investment Company listed in Exhibit A and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A on September 30, 2003 and incorporated herein by reference.

                  (i) Amended Exhibit A with respect to the Securities Lending Agreement and Guaranty dated December 21, 2004 - Filed herein.

      (5) The Bank of New York Cash Reserve Agreement dated March 31, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) Amended Exhibit A with respect to The Bank of New York Cash Reserve Agreement as of June 14, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

(h)   (1)   Agency Agreement dated November 30, 2000 between ING Pilgrim
            Investments, LLC and DST Systems, inc. (Principal Protection Fund) -
            Filed as an Exhibit to Post-Effective Amendment No. 46 to the
            Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) Amended and Restated Exhibit A with respect to the Agency Agreement between The Funds and DST Systems, Inc. dated December 13, 2004 - Filed herein.

      (2) Restated Administrative Services Agreement between ING Equity Trust and ING Fund Services, LLC, effective February 25, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's

            Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

                  (i) Amended and Restated Exhibit A with respect to the Restated Administrative Services Agreement between ING Equity Trust and ING Fund Services, LLC, dated September 3, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (3) Fund Accounting Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) Amended Exhibit A with respect to the Fund Accounting Agreement between ING Equity Trust and The Bank of New York dated December 28, 2004 - Filed herein.

      (4) Financial Guaranty Agreement dated July 3, 2001 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) First Amendment to the Financial Guaranty Agreement dated January 14, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (ii) Second Amendment to the Financial Guaranty Agreement dated March 28, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (iii) Third Amendment to the Financial Guaranty Agreement
                        dated August 20, 2002 between MBIA Insurance
                        Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust -

                        Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (iv) Fourth Amendment to the Financial Guaranty Agreement dated October 30, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (v) Fifth Amendment to the Financial Guaranty Agreement dated November 12, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (vi) Sixth Amendment to the Financial Guaranty Agreement dated February 10, 2003 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (vii) Seventh Amendment to the Financial Guaranty Agreement
                        dated March 24, 2003 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (viii) Eighth Amendment to the Financial Guaranty Agreement dated September 26, 2003 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (ix) Ninth Amendment to the Financial Guaranty Agreement dated January 31, 2004 between MBIA Insurance

                        Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on May 7, 2004 and incorporated herein by reference.

                  (x) Tenth Amendment to the Financial Guaranty Agreement dated June 10, 2004 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (5) Administration Agreement dated September 23, 2002 between ING Equity Trust and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) Amended Schedule A with respect to the Administration Agreement between ING Equity Trust and ING Funds Services (ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund) dated December 13, 2004 - Filed herein.

      (6) Shareholder Service Agreement made on September 23, 2002 between ING Equity Trust and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) Amended Fee Schedule with respect to the Shareholder Service Agreement between ING Equity Trust and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

(i)   (1)   Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Financial Services
            Class C shares - Filed as an Exhibit to Post-Effective Amendment No.
            53 to the Registrant's Registration Statement on Form N-1A on May
            28, 2004 and incorporated herein by reference.

      (2) Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Financial Services and ING

            Real Estate Funds' Class O shares - Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A on June 14, 2004 and incorporated herein by reference.

      (3) Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Principal Protection Fund XI - Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A on July 20, 2004 and incorporated herein by reference.

      (4) Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Principal Protection Fund XII - Filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A on October 28, 2004 and incorporated herein by reference.

      (5) Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A on January 25, 2005 and incorporated herein by reference.

(j)   (1)   Consent of KPMG, an independent registered public accounting firm -
            Filed as an Exhibit to Post-Effective Amendment No. 63 to the
            Registrant's Registration Statement on Form N-1A on January 25, 2005 and incorporated herein by reference.

(k)   (1)   Financial Statements of MBIA Insurance Corporation - MBIA Insurance
            Corporation's audited financial statements - for the fiscal year ended December 31, 2003, Filed as an exhibit to the Annual Report filed on Form 10-K by MBIA Inc. (its parent company) with the SEC on March 12, 2004, to be incorporated by subsequent Post-Effective
            Amendment.

(l)   Not applicable.

(m)   (1)   Fourth Amended and Restated Distribution and Service Plan (Classes
            A, B, C, Q and T Shares) dated August 20, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration
            Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) Amended Schedule A with respect to Fourth Amended and Restated Service and Distribution Plan for ING Equity Trust (Classes A, B, C and Q) (ING MidCap Value Choice Fund, ING SmallCap Value Choice Fund, ING Principal Protection Fund XIII and ING Principal Protection Fund
                        XIV) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A on January 25, 2005 and incorporated herein by reference.

                  (ii) Amended Schedule B with respect to the Fourth Amended and Restated Distribution and Service Plan for ING Equity Trust (ING MidCap Value Choice Fund, ING SmallCap Value Choice Fund, ING Principal Protection Fund XIII and ING Principal Protection Fund XIV) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A on January 25, 2005 and incorporated herein by reference.

      (2) Distribution Plan dated August 20, 2002 with regard to Class A shares of ING Tax Efficient Equity Fund - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

                  (i) Waiver of Fee Payable under Distribution Plan for Class A Shares of ING Tax Efficient Equity Fund dated June 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (3) Service and Distribution Plan dated August 20, 2002 with regard to Class A shares of ING Convertible, ING Equity and Income and ING LargeCap Growth Funds - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (4) Service and Distribution Plan dated August 20, 2002 with regard to Class B shares of ING Financial Services Fund - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (5) Service and Distribution Plan dated August 20, 2002 with regard to Class B shares of ING Convertible, ING Equity and Income, and ING LargeCap Growth Funds - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (6) Distribution Plan dated August 20, 2002 with regard to Class B shares of ING Tax Efficient Equity Fund - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (7) Service and Distribution Plan dated August 20, 2002 with regard to Class C shares of ING Convertible, ING Equity and Income and ING LargeCap Growth Funds - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (8) Service and Distribution Plan dated August 20, 2002 with regard to Class C shares of ING Financial Services Fund - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (9) Distribution Plan dated August 20, 2002 with regard to Class C shares of ING Tax Efficient Equity Fund - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (10) Shareholder Service Plan dated August 20, 2002 with regard to Class Q shares of ING Convertible, ING Equity and Income and ING LargeCap Growth Funds - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (11) Shareholder Service Plan dated August 20, 2002 with regard to Class Q shares of ING Financial Services Fund - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (12) Shareholder Servicing Plan dated August 20, 2002 with regard to ING Tax Efficient Equity Fund (Classes A, B and C) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

      (13) Shareholder Service Plan dated June 3, 2004 with regard to ING Financial Services and ING Real Estate Funds Class O shares - Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A on June 14, 2004 and incorporated herein by reference.

      (14) Service and Distribution Plan dated August 20, 2002 with regard to ING Financial Services Fund Class A shares - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

                  (i) Waiver of Fee Payable under Distribution Plan for Class A Shares of ING Financial Services Fund dated September 2, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

(n)   (1)   Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3
            dated June 3, 2004 - Filed as an Exhibit to Post-Effective Amendment
            No. 54 to the Registration Statement on Form N1-A on June 14, 2004 and incorporated herein by reference.

                  (i) Amended Schedule A with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 (ING MidCap Value Choice Fund, ING SmallCap Value Choice Fund, ING Principal Protection Fund XIII and ING Principal Protection Fund XIV) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A on January 25, 2005 and incorporated herein by reference.

                  (ii) Amended Schedule B with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 (ING MidCap Value Choice Fund, ING SmallCap Value Choice Fund, ING Principal Protection Fund XIII and ING Principal Protection Fund XIV) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A on January 25, 2005 and incorporated herein by reference.

(o)   Not applicable.

(p)   (1)   Aeltus Code of Ethics - Filed as an Exhibit to Post-Effective
            Amendment No. 7 to the Registrant's Registration Statement on
            Form N-1A on April 18, 2001 and incorporated herein by reference.

      (2) Brandes Investment Partners, L.P. Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

                  (i) Amendment to Brandes Investment Partners, L.P. Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

      (3) Clarion CRA Securities, L.P. Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

      (4) ING Funds and Advisers ("ING Investments, LLC") Code of Ethics effective September 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

      (5) Wellington Management Company, LLP Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A on April 5, 2004 and incorporated herein by reference.

      (6) NWQ Investment Management Company, LLC Code of Ethics - Filed herein.

ITEM  23.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      There are no persons controlled by or under common control with Registrant.

ITEM  24.   INDEMNIFICATION

      Section 4.3 of Registrant's Declaration of Trust provides the following:

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

      (i) every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and

      (ii) the work "claim", "action", "suit" or "proceeding" shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)   No indemnification shall be provided hereunder to a Trustee or Officer:

      (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

      (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of his Trust; or

      (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

            (A) by the court or other body approving the settlement or other disposition; or

            (B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

      (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

      (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

      As used in this Section 4.3, a "Disinterested Trustee" is one who is not
(i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

      Section 8 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 25.    BUSINESS AND OTHER CONNECTIONS OF ADVISER

      Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference thereto.

      Information as to the directors and officers of the sub-advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the sub-advisers in the last two years, are included in their application for registration as investment advisers on Forms ADV for ING Clarion Real Estate Securities L.P. (File No.801-49083), ING Investment Management Co.(File No. 801-
9046); Wellington Management Company, LLP (File No.

801-15908); Brandes Investment Partners, L.P. (File No. 801-24896); and NWQ Investment Management Company, LLC (File No. 811-08817).

ITEM 26.    PRINCIPAL UNDERWRITER

      (a) ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.) is the principal underwriter for ING Equity Trust, ING Mutual Funds; ING Funds Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Mayflower Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

      (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.

      (c) Not applicable

ITEM 27.    LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act") and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) ING Investments, LLC, (c) ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.), (d) the Transfer Agent, (e)-(i) the Sub-Advisers,
(j) the Administrator and (k)-(l) the Custodians. The address of each is as follows:

      (a)   ING Equity Trust
            7337 East Doubletree Ranch Rd.
            Scottsdale, Arizona 85258

      (b)   ING Investments, LLC
            7337 East Doubletree Ranch Rd.
            Scottsdale, Arizona 85258

      (c)   ING Funds Distributor, LLC
            7337 East Doubletree Ranch Rd.
            Scottsdale, Arizona 85258

      (d)   DST Systems, Inc.
            P.O. Box 419368

            Kansas City, Missouri 64141

      (e)   ING Clarion Real Estate Securities L.P.
            259 Radnor-Chester Road, Suite 205
            Radnor, PA 19087

      (f)   ING Investment Management Co.
            230 Park Avenue
            New York, NY  10169

      (g)   Wellington Management Company, LLP
            75 State Street
            Boston, Massachusetts 02109

      (h)   Brandes Investment Partners, L.P.
            11988 El Camino Real, Suite 200
            San Diego, California 92130-2083

      (i)   NWQ Investment Management Company, LLC
            2049 Century Park East, 4th Floor
            Los Angeles, California  90067

      (j)   ING Funds Services, LLC
            7337 East Doubletree Ranch Rd.
            Scottsdale, Arizona 85258

      (k)   State Street Bank and Trust Company
            801 Pennsylvania
            Kansas City, Missouri 64105

      (l)   The Bank of New York
            One Wall Street
            New York, NY 10286

ITEM 28.    MANAGEMENT SERVICES

      Not applicable.

ITEM 29.    UNDERTAKINGS

      (a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act relating to shareholder communications.

      (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual and semi-annual reports to shareholders, upon request and without charge.

      (c) During the Guarantee Period, the Registrant hereby undertakes to mail notices to current shareholders promptly after the happening of significant events related to the financial guaranty issued by MBIA Insurance Corporation ("MBIA") under the Financial Guaranty Agreement.

      These significant events include: (i) the termination of the Financial Guaranty Agreement; (ii) a default under the Financial Guaranty Agreement that has a material adverse effect on a shareholder's right to receive his or her Guaranteed Amount on the Guarantee Maturity Date; (iii) the insolvency of MBIA; or (iv) a reduction in the credit rating of MBIA's long-term debt as issued by Standard & Poor's or Moody's Investors Service, Inc. to BBB+ or lower or Baal or lower, respectively.

      (d) If at any time during the Guarantee Period during which the Registrant is required to file amendments to its registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), MBIA, Inc. (MBIA's parent company) ceases to file periodic reports pursuant to the Securities Exchange Act of 1934, as amended (the "Exchange Act"), that includes MBIA's financial statements (the "MBIA Financial Statements"), the Registrant hereby undertakes to update its registration statement on an annual basis under the 1940 Act to include MBIA's audited financial statements, covering the periods that would otherwise have been required of MBIA by Form 10-K under the Exchange Act, to the extent these are available. Further, the Registrant undertakes under such circumstances to include as an exhibit to its' registration statement, the consent of the independent auditors of the MBIA regarding such reports.

      (e) During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant's annual and semiannual reports to shareholders, information as to where they may request the most recent annual and/or quarterly report of the MBIA that includes the MBIA Financial Statements filed under the Exchange Act free of charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 64 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 64 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 25th day of February, 2005.

                                             ING EQUITY TRUST

                                             By:  /s/Huey P. Falgout, Jr.
                                                  ------------------------
                                                  Huey P. Falgout, Jr.
                                                  Secretary

      Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            SIGNATURE                               TITLE                        DATE
            ---------                               -----                        ----
                                        Trustee                            February 25, 2005
---------------------------------
        John G. Turner*

                                        President and Chief Executive      February 25, 2005
                                        Officer
---------------------------------
       James M. Hennessy*

                                        Executive Vice President and       February 25, 2005
                                        Principal Financial
                                        Officer
---------------------------------
       Michael J. Roland*

                                        Trustee                            February 25, 2005
---------------------------------
         John V. Boyer*

                                        Trustee                            February 25, 2005
---------------------------------
       J. Michael Earley*

                                        Trustee                            February 25, 2005
---------------------------------
     R. Barbara Gitenstein*

                                        Trustee                            February 25, 2005
---------------------------------
       Patrick W. Kenny*

                                        Trustee                            February 25, 2005
---------------------------------
      Walter H. May, Jr.*

                                        Trustee                            February 25, 2005
---------------------------------
      Thomas J. McInerney*

                                        Trustee and Chairman               February 25, 2005
---------------------------------
         Jock Patton*

                                        Trustee                            February 25, 2005
---------------------------------
      David W.C. Putnam*

                                        Trustee                            February 25, 2005
---------------------------------
       Roger B. Vincent*

                                        Trustee                            February 25, 2005
---------------------------------
      Richard A. Wedemeyer*

*By:  /s/Huey P. Falgout, Jr.
      -----------------------
      Huey P. Falgout, Jr.
      Attorney-in-Fact**

** Powers of Attorney for James M. Hennessy, Michael Roland and each Trustee were previously filed as attachments to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on January 25, 2005, and are incorporated herein by reference.

\
                                  EXHIBIT INDEX

EXHIBIT NUMBER                                  NAME OF EXHIBIT
--------------                                  ---------------
  d (14)         Sub-Advisory Agreement between ING Investments, LLC and NWQ Investment Management,
                 LLC dated February 1, 2005

  e (2)(i)       Amended Schedule A with respect to the Underwriting Agreement with ING Funds
                 Distributor, LLC and ING Equity Trust (ING MidCap Value Choice Fund and ING
                 SmallCap Value Choice Fund) dated December 13, 2004

  g (2)(i)       Amended Exhibit A with respect to the Custody Agreement between ING Equity Trust and The Bank of New York dated December 28, 2004

  g (3)(i)       Amended Exhibit A with respect to the Foreign Custody Manager Agreement between ING
                 Equity Trust and The Bank of New York dated December 28, 2004

  g (4)(i)       Amended Exhibit A with respect to the Securities Lending Agreement and Guaranty dated December 21, 2004

  h (1)(i)       Amended and Restated Exhibit A with respect to the Agency Agreement between The
                 Funds and DST Systems, Inc. dated December 13, 2004

  h (3)(i)       Amended Exhibit A with respect to the Fund Accounting Agreement between ING Equity
                 Trust and The Bank of New York dated December 28, 2004

  h (5)(i)       Amended Schedule A with respect to the Administration Agreement between ING Equity
                 Trust and ING Funds Services (ING MidCap Value Choice Fund and ING SmallCap Value
                 Choice Fund) dated December 13, 2004

  p (6)          NWQ Investment Management Company, LLC Code of Ethics